Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Weighted Average Number of Shares
The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	June 30,
	2015	2014
Options	789,200	435,450
Warrants	728,850	316,283
Convertible notes	65,719	74,100
Total potentially dilutive shares	1,583,769	825,833

The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	December 31,
	2014	2013
Options	779,200	252,150
Warrants	412,423	239,795
Convertible notes	32,695	53,169
Total potentially dilutive shares	1,224,318	545,111